Audit Information	12 Months Ended
Mar. 31, 2025
Auditor [Table]
Auditor Name	Onestop Assurance PAC
Auditor Firm ID	6732
Auditor Location	Singapore
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheet of Metalpha Technology Holding Limited and its subsidiaries (collectively, the “Company”) as of March 31, 2025 and 2024, the related consolidated statements of profit or loss and comprehensive loss, changes in shareholders’ equity, and cash flows for each of the years in the two-year period ended March 31, 2025, and the related notes to the consolidated financial statements and schedule (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of March 31, 2025 and 2024, and the results of its operations and its cash flows for each of the years in the two-year period ended March 31, 2025, in conformity with International Financial Reporting Standards as issued by the International Accounting Standards Board.